(Gain)/ loss on foreign currency exchange (Tables)	12 Months Ended
Mar. 31, 2018
Foreign Currency [Abstract]
Schedule of (Gain)/ Loss on Foreign Currency Exchange

(Gain)/ loss on foreign currency exchange consists of the following:

	Year ended March 31,
	2016 (INR)	2017 (INR)	2018 (INR)	2018 (US$)
Unrealized loss/ (gain) on foreign currency loans	338,297	(126,943)	12,280	189
Realized gain on foreign currency loans	(80,542)	(106,299)	(74,080)	(1,138)
Unrealized loss/ (gain) on derivative instruments	11,069	61,862	45,623	701
Realized loss/ (gain) on derivative instruments	74,313	123,792	32,275	496
Other loss (gain) on foreign currency exchange	—	(61,540)	29,619	454

	343,137	(109,128)	45,716	702